Derivative financial instruments (Tables)	6 Months Ended
Sep. 30, 2020
Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding
The following table summarizes the notional and fair value amounts of derivative instruments outstanding as of March 31, 2020 and September 30, 2020. The fair values of derivatives are presented on a gross basis, derivative receivables and payables are not offset. In addition, they are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements in the consolidated balance sheets, or the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
March 31, 2020	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	1,123,546	—	7,232	—	6,788
Foreign exchange contracts	185,359	—	2,926	—	2,899
Equity-related contracts	6,684	—	310	—	266
Credit-related contracts	4,676	—	30	—	29
Other contracts	400	—	38	—	39

Total	1,320,665	—	10,536	—	10,021

		Fair value
		Derivative receivables (2)		Derivative payables (2)
September 30, 2020	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	1,084,971	—	6,135	—	5,728
Foreign exchange contracts	174,856	—	2,143	—	2,160
Equity-related contracts	7,012	—	397	—	260
Credit-related contracts	7,742	—	55	—	77
Other contracts	397	—	28	—	26

Total	1,274,978	—	8,758	—	8,251

Notes:
(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Summary of Notional and Fair Value Amounts of Credit Derivatives
The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2020 and September 30, 2020:

	March 31, 2020		September 30, 2020
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written:
Investment grade	1,400	(5)	2,687	37
Non-investment grade	416	—	530	8

Total	1,816	(5)	3,217	45

Credit protection purchased	3,028	6	4,693	(67)

Note:
The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB
-
, while anything below or unrated is considered to be
non-investment
grade.
Non-investment
grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period
The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2020 and September 30, 2020:

	Maximum payout/Notional amount
	March 31, 2020	September 30, 2020
	(in billions of yen)
One year or less	270	233
After one year through five years	1,368	2,793
After five years	178	191

Total	1,816	3,217

Note:
The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features
The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2020 and September 30, 2020:

	March 31, 2020	September 30, 2020
	(in billions of yen)

Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	888	747
Collateral provided to counterparties in the normal course of business	818	703
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	70	44

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the six months ended September 30, 2019 and 2020:

	Gains (losses) recorded in income for six months ended September 30,
	2019	2020
	(in millions of yen)
Interest rate contracts	210,909	32,791
Foreign exchange contracts	(30,736)	26,277
Equity-related contracts (1)	(494)	(31,999)
Credit-related contracts (2)	(3,546)	(29,219)
Other contracts	(1,650)	26,692

Total	174,483	24,542

Notes:
(1)	The net gains (losses) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
(2)
Amounts include the net gains (losses) of ¥(426) million and ¥(1,221)
 million on the credit derivatives economically managing the credit risk of loans during the six months ended September 30, 2019 and 2020, respectively.

Net Investment Hedging | Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes gains and losses information related to net investment hedges for the six months ended September 30, 2019 and 2020:

	Gains (losses) recorded in other comprehensive income (“OCI”) for six months ended September 30,
	2019	2020
	(in millions of yen)
Financial instruments hedging foreign exchange risk	(1,044)	1,538

Total	(1,044)	1,538

Note:
Related to the net investment hedges, gains (losses) of ¥(260) million and ¥(1,312)
 million were
reclassified
from Accumulated other comprehensive income to earnings for the six months ended September 30, 2019 and 2020.